Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Net investment attributable to owners of the parent VEON Holdings B.V.	Net investment attributable to owners of the parent	Foreign currency translation VEON Holdings B.V.	Foreign currency translation	Number of shares outstanding	Issued share capital	Capital Surplus	Other capital reserves	Retained earnings	VEON Holdings B.V.	Total
Balance at Dec. 31, 2022	$ 2,592,000		$ (1,953,000)							$ 639,000
Profit for the period	281,000									281,000
Other comprehensive income/(loss)			(33,000)							(33,000)
Total comprehensive income/(loss)	281,000		(33,000)							248,000
Balance (Previously Stated) at Dec. 31, 2023		$ 2,873,000		$ (1,986,000)							$ 887,000
Balance (Retroactive effect of Capital Reorganization) at Dec. 31, 2023				(1,986,000)		2,000	2,143,000		728,000		887,000
Balance at Dec. 31, 2023	2,873,000		(1,986,000)							887,000
Balance (in Shares) (Previously Stated) at Dec. 31, 2023
Balance (in Shares) (Retroactive effect of Capital Reorganization) at Dec. 31, 2023					206,942,440
Retroactive effect of Capital Reorganization | Retroactive effect of Capital Reorganization		(2,873,000)				2,000	2,143,000		728,000
Retroactive effect of Capital Reorganization (in Shares) | Retroactive effect of Capital Reorganization					206,942,440
Profit for the period | Retroactive effect of Capital Reorganization									190,000		190,000
Profit for the period											190,000
Other comprehensive income/(loss) | Retroactive effect of Capital Reorganization				(72,000)				8,000			(64,000)
Other comprehensive income/(loss)											(64,000)
Total comprehensive income/(loss) | Retroactive effect of Capital Reorganization				(72,000)				8,000	190,000		126,000
Total comprehensive income/(loss)											126,000
Balance (Retroactive effect of Capital Reorganization) at Sep. 30, 2024				(2,058,000)		2,000	2,143,000	8,000	918,000		1,013,000
Balance (in Shares) (Retroactive effect of Capital Reorganization) at Sep. 30, 2024					206,942,440
Balance (Previously Stated) at Dec. 31, 2023		2,873,000		(1,986,000)							887,000
Balance (Retroactive effect of Capital Reorganization) at Dec. 31, 2023				(1,986,000)		2,000	2,143,000		728,000		887,000
Balance at Dec. 31, 2023	2,873,000		(1,986,000)							887,000
Balance (in Shares) (Previously Stated) at Dec. 31, 2023
Balance (in Shares) (Retroactive effect of Capital Reorganization) at Dec. 31, 2023					206,942,440
Profit for the period	283,000									283,000
Other comprehensive income/(loss)			(94,000)							(94,000)
Total comprehensive income/(loss)	283,000		(94,000)							189,000
Other	4,000									4,000
Balance (Previously Stated) at Dec. 31, 2024		3,160,000		(2,080,000)							1,080,000
Balance (Retroactive effect of Capital Reorganization) at Dec. 31, 2024				(2,080,000)		2,000	2,143,000	4,000	1,011,000		1,080,000
Balance at Dec. 31, 2024	$ 3,160,000		$ (2,080,000)							$ 1,080,000	1,080,000	[1]
Balance (in Shares) (Previously Stated) at Dec. 31, 2024
Balance (in Shares) (Retroactive effect of Capital Reorganization) at Dec. 31, 2024					206,942,440
Balance (Previously Stated) at Jun. 30, 2024		2,981,000		(2,042,000)							939,000
Balance (Retroactive effect of Capital Reorganization) at Jun. 30, 2024				(2,042,000)		2,000	2,143,000		836,000		939,000
Balance (in Shares) (Previously Stated) at Jun. 30, 2024
Balance (in Shares) (Retroactive effect of Capital Reorganization) at Jun. 30, 2024					206,942,440
Retroactive effect of Capital Reorganization | Retroactive effect of Capital Reorganization		(2,981,000)				2,000	2,143,000		836,000
Retroactive effect of Capital Reorganization (in Shares) | Retroactive effect of Capital Reorganization					206,942,440
Profit for the period | Retroactive effect of Capital Reorganization									82,000		82,000
Profit for the period											82,000
Other comprehensive income/(loss) | Retroactive effect of Capital Reorganization				(16,000)				8,000			(8,000)
Other comprehensive income/(loss)											(8,000)
Total comprehensive income/(loss) | Retroactive effect of Capital Reorganization				(16,000)				8,000	82,000		74,000
Total comprehensive income/(loss)											74,000
Balance (Retroactive effect of Capital Reorganization) at Sep. 30, 2024				(2,058,000)		2,000	2,143,000	8,000	918,000		1,013,000
Balance (in Shares) (Retroactive effect of Capital Reorganization) at Sep. 30, 2024					206,942,440
Balance (Previously Stated) at Dec. 31, 2024		3,160,000		(2,080,000)							1,080,000
Balance (Retroactive effect of Capital Reorganization) at Dec. 31, 2024				(2,080,000)		2,000	2,143,000	4,000	1,011,000		1,080,000
Balance (in Shares) (Previously Stated) at Dec. 31, 2024
Balance (in Shares) (Retroactive effect of Capital Reorganization) at Dec. 31, 2024					206,942,440
Retroactive effect of Capital Reorganization | Retroactive effect of Capital Reorganization		(3,160,000)				2,000	2,143,000	4,000	1,011,000
Retroactive effect of Capital Reorganization (in Shares) | Retroactive effect of Capital Reorganization					206,942,440
Profit for the period | Retroactive effect of Capital Reorganization									34,000		34,000
Profit for the period											34,000
Other comprehensive income/(loss) | Retroactive effect of Capital Reorganization				20,000				4,000			24,000
Other comprehensive income/(loss)											24,000
Total comprehensive income/(loss) | Retroactive effect of Capital Reorganization				20,000				4,000	34,000		58,000
Total comprehensive income/(loss)											58,000
Non-cash distribution, net | Retroactive effect of Capital Reorganization									(170,000)		(170,000)
SPAC Merger, net of transaction costs | Retroactive effect of Capital Reorganization							257,000	11,000			268,000
SPAC Merger, net of transaction costs											268,000
SPAC Merger, net of transaction costs (in Shares) | Retroactive effect of Capital Reorganization					23,921,083
Warrants exercised | Retroactive effect of Capital Reorganization
Warrants exercised (in Shares) | Retroactive effect of Capital Reorganization					1
Balance (Retroactive effect of Capital Reorganization) at Sep. 30, 2025				(2,060,000)		2,000	2,400,000	19,000	875,000		1,236,000
Balance at Sep. 30, 2025											1,236,000
Balance (in Shares) (Retroactive effect of Capital Reorganization) at Sep. 30, 2025					230,863,524
Balance at Mar. 06, 2025
Balance (in Shares) at Mar. 06, 2025
Issuance of common shares						100					100
Issuance of common shares (in Shares)					100
Balance at Mar. 31, 2025						100					100
Balance (in Shares) at Mar. 31, 2025					100
Balance (Previously Stated) at Jun. 30, 2025		3,290,000		(2,069,000)							1,221,000
Balance (Retroactive effect of Capital Reorganization) at Jun. 30, 2025				(2,069,000)		2,000	2,143,000	8,000	1,137,000		1,221,000
Balance (in Shares) (Previously Stated) at Jun. 30, 2025
Balance (in Shares) (Retroactive effect of Capital Reorganization) at Jun. 30, 2025					206,942,440
Retroactive effect of Capital Reorganization | Retroactive effect of Capital Reorganization		(3,290,000)				2,000	2,143,000	8,000	1,137,000
Retroactive effect of Capital Reorganization (in Shares) | Retroactive effect of Capital Reorganization					206,942,440
Profit for the period | Retroactive effect of Capital Reorganization									(89,000)		(89,000)
Profit for the period											(89,000)
Other comprehensive income/(loss) | Retroactive effect of Capital Reorganization				9,000							9,000
Other comprehensive income/(loss)											9,000
Total comprehensive income/(loss) | Retroactive effect of Capital Reorganization				9,000					(89,000)		(80,000)
Total comprehensive income/(loss)											(80,000)
Non-cash distribution, net | Retroactive effect of Capital Reorganization									(170,000)		(170,000)
SPAC Merger, net of transaction costs | Retroactive effect of Capital Reorganization							257,000	11,000			268,000
SPAC Merger, net of transaction costs (in Shares) | Retroactive effect of Capital Reorganization					23,921,083
Warrants exercised | Retroactive effect of Capital Reorganization
Warrants exercised (in Shares) | Retroactive effect of Capital Reorganization					1
Other | Retroactive effect of Capital Reorganization									(3,000)		(3,000)
Balance (Retroactive effect of Capital Reorganization) at Sep. 30, 2025				$ (2,060,000)		$ 2,000	$ 2,400,000	$ 19,000	$ 875,000		1,236,000
Balance at Sep. 30, 2025											$ 1,236,000
Balance (in Shares) (Retroactive effect of Capital Reorganization) at Sep. 30, 2025					230,863,524

[1]	prior period comparatives have been reclassified to conform with the current period presentation